Note 29 - Subsequent Event	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
29.
          Subsequent event

At an extraordinary meeting of the ordinary shareholders, exchangeable preference shareholders and exchangeable noteholders of the Company's subsidiary, Aevitas Group Limited, held on
July 10, 2020,
a proposal to reconstitute each Aevitas convertible preference share and convertible note together into one
Aevitas preference share, was approved. The Aevitas preference share will pay the same coupon as the current Aevitas convertible preference shares and convertible notes, being
7%
per annum and this will be cumulative. The preference share will not
be dilutive to VivoPower ordinary shareholders, as there is
no
mandatory exchangeability feature.